CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue	$ 578,185	$ 650,341	$ 526,384
Cost of goods sold	414,735	459,976	349,092
Gross margin	163,450	190,365	177,292
Expenses:
Sales and marketing	45,499	51,599	54,835
Research and development (note 17)	89,000	88,035	80,066
Administration	34,677	36,357	36,553
Acquisition costs (note 5)			7,785
Restructuring (note 18)	837	7,640	20,605
Integration (note 19)	1,426	5,110	3,859
Impairment of intangible asset (note 11)	11,214
Amortization	10,709	11,990	11,313
Total expenses	193,362	200,731	215,016
Loss from operations	(29,912)	(10,366)	(37,724)
Foreign exchange gain (loss)	(460)	(7,000)	1,261
Other income (expense) (note 20)	35	(241)	(4,399)
Loss before income taxes	(30,337)	(17,607)	(40,862)
Income tax expense (recovery) (note 15)	(965)	(2,808)	340
Net loss	(29,372)	(14,799)	(41,202)
Net loss attributable to non-controlling interest	(57)	(258)	(1,303)
Net loss attributable to the Company	$ (29,315)	$ (14,541)	$ (39,899)
Net loss per share attributable to the Company's common shareholders (in dollars) (note 21)
Basic (in dollars per share)	$ (0.94)	$ (0.47)	$ (1.29)
Diluted (in dollars per share)	$ (0.94)	$ (0.47)	$ (1.29)